Convertible Preferred Stock and Stockholders’ Equity - Schedule of Convertible Preferred Stock (Details) - Series B Convertible Preferred Stock [Member] $ in Thousands	Dec. 31, 2024 USD ($) shares
Schedule of Convertible Preferred Stock [Line Items]
Preferred Stock Authorized	251,504
Preferred Stock Issued	137,138
Preferred Stock Outstanding	137,138
Carrying Value (in Dollars) | $	$ 2,931
Common Stock Issuable Upon Conversion	11,428,149